Tangible Fixed Assets and Vessels Under Construction (Details) $ in Thousands			1 Months Ended		12 Months Ended			24 Months Ended
	Mar. 31, 2022 USD ($)	Feb. 02, 2022 USD ($) m³	Jan. 31, 2023 USD ($)	Nov. 30, 2021 m³	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)
Tangible Fixed Assets and Vessels Under Construction
Gain (loss) from sale of property, plant and equipment					$ (2,058)	$ (406)	$ (1,100)
Tangible fixed assets
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year			$ 4,514,663		4,514,663
Balance, at the end of the year					3,912,762	4,514,663		$ 3,912,762
Vessels
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year			4,480,422		4,480,422
Balance, at the end of the year					3,876,050	4,480,422		3,876,050
Vessels pledged as collateral					3,876,050	4,480,422		3,876,050
Gaslog Chelsea / Alexandroupolis
Tangible Fixed Assets and Vessels Under Construction
Cargo capacity (in cbm) | m³		153,600
Proceeds from sale						108,632		245,581
Extra proceeds due to variation orders						2,598		7,004
Proceeds to be received from sale					26,509			26,509
Interest capitalized					12,329	3,294		12,329
Gaslog Chelsea / Alexandroupolis | Gastrade
Tangible Fixed Assets and Vessels Under Construction
Agreed sale value of vessel		$ 265,086
Gaslog Skagen
Tangible Fixed Assets and Vessels Under Construction
Non-cash credit against impairment loss (impairment loss)	$ (9,534)				3,788
GasLog Sydney
Tangible Fixed Assets and Vessels Under Construction
Non-cash credit against impairment loss (impairment loss)					(142)
Gains (losses) arising from sale and leaseback transactions					(660)
GasLog Saratoga
Tangible Fixed Assets and Vessels Under Construction
Non-cash credit against impairment loss (impairment loss)					(6,053)
Gains (losses) arising from sale and leaseback transactions					(649)
GasLog Athens
Tangible Fixed Assets and Vessels Under Construction
Disposals			(63,783)
Non-cash credit against impairment loss (impairment loss)			(9,333)
Gain (loss) from sale of property, plant and equipment					(749)
Office property and other tangible assets
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year			34,241		34,241
Balance, at the end of the year					36,712	34,241		36,712
Vessels under construction
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year			210,099		210,099
Balance, at the end of the year					265,575	210,099		265,575
Progress shipyard installments paid					247,709			247,709
Progress shipyard installments					247,709	179,314		247,709
Onsite supervision costs					1,831	1,485		1,831
Critical spare parts, equipment and other vessel delivery expenses					16,035	29,300		16,035
Hull No. 2532 | Hanwha (formerly DSME)
Tangible Fixed Assets and Vessels Under Construction
Cargo capacity (in cbm) | m³				174,000
Hull No. 2533 | Hanwha (formerly DSME)
Tangible Fixed Assets and Vessels Under Construction
Cargo capacity (in cbm) | m³				174,000
Hull No. 2534 | Hanwha (formerly DSME)
Tangible Fixed Assets and Vessels Under Construction
Cargo capacity (in cbm) | m³				174,000
Hull No. 2535 | Hanwha (formerly DSME)
Tangible Fixed Assets and Vessels Under Construction
Cargo capacity (in cbm) | m³				174,000
Cost | Tangible fixed assets
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year			5,781,038		5,781,038	6,302,766		6,302,766
Additions, net					20,807	12,298
Disposals					(574,399)	(530,752)
Transfer under vessels under construction					(167,863)
Fully amortized fixed assets					(14,199)	(3,274)
Balance, at the end of the year					5,045,384	5,781,038	6,302,766	5,045,384
Cost | Vessels
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year			5,739,816		5,739,816	6,265,547		6,265,547
Additions, net					17,584	7,924
Disposals					(574,399)	(530,752)
Transfer under vessels under construction					(167,863)
Fully amortized fixed assets					(12,979)	(2,903)
Balance, at the end of the year					5,002,159	5,739,816	6,265,547	5,002,159
Cost | Office property and other tangible assets
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year			41,222		41,222	37,219		37,219
Additions, net					3,223	4,374
Fully amortized fixed assets					(1,220)	(371)
Balance, at the end of the year					43,225	41,222	37,219	43,225
Cost | Vessels under construction
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year			210,099		210,099	22,939		22,939
Additions, net					221,234	187,160
Transfer under vessels under construction					103,929
Transfer under FSRU held for sale					(269,687)
Balance, at the end of the year					265,575	210,099	22,939	265,575
Accumulated depreciation and impairment loss | Tangible fixed assets
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year			(1,266,375)		(1,266,375)	(1,299,937)		(1,299,937)
Depreciation					(144,736)	(168,160)
Disposals					215,884	266,735
Transfer under vessels under construction					63,934
Impairment loss					(15,528)	(68,287)
Fully amortized fixed assets					14,199	3,274
Balance, at the end of the year					(1,132,622)	(1,266,375)	(1,299,937)	(1,132,622)
Accumulated depreciation and impairment loss | Vessels
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year			(1,259,394)		(1,259,394)	(1,293,264)		(1,293,264)
Depreciation					(143,984)	(167,481)
Disposals					215,884	266,735
Transfer under vessels under construction					63,934
Impairment loss					(15,528)	(68,287)
Fully amortized fixed assets					12,979	2,903
Balance, at the end of the year					(1,126,109)	(1,259,394)	(1,293,264)	(1,126,109)
Accumulated depreciation and impairment loss | Office property and other tangible assets
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year			$ (6,981)		(6,981)	(6,673)		(6,673)
Depreciation					(752)	(679)
Fully amortized fixed assets					1,220	371
Balance, at the end of the year					$ (6,513)	$ (6,981)	$ (6,673)	$ (6,513)